Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of summary of significant accounting policies [line items]
Convenience translation, rate of INR per US$1.00	73.11	73.11
Lessee operating lease term of contract	12 months	12 months
Expense relating to short-term leases for which recognition exemption has been used	$ 13.0	₨ 949.1	₨ 1,553.4
Increase decrease in capitalised amount		8,061,200,000
Rental Expenses [member]
Disclosure of summary of significant accounting policies [line items]
Expense relating to short-term leases for which recognition exemption has been used		₨ 300,000
Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Product warranty claim, timing of outflow period	8 years	8 years
Leasing arrangement, timing of outflow period	3 years	3 years
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of summary of significant accounting policies [line items]
Number of days salary payable for lump sum payment	30 days	30 days
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Number of days salary payable for lump sum payment	1 year	1 year
Provident Fund and Family Pension [Member]
Disclosure of summary of significant accounting policies [line items]
Percentage of the covered employees' salary contributed to defined contribution plan	12.00%	12.00%
Gratuity benefits [Member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Number of days of salary payable related to gratuity plan	15 days	15 days
Vesting period related to gratuity plan	5 years	5 years
Gratuity benefits [Member] | Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Number of days of salary payable related to gratuity plan	30 days	30 days
Superannuation plan [member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of annual basic salary for monthly pension benefits after retirement	0.75%	0.75%
Superannuation plan [member] | Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of annual basic salary for monthly pension benefits after retirement	2.00%	2.00%
Maximum percentage of salary entitled to benefits	15.00%	15.00%
Maximum percentage of employees salary contributed to plan	15.00%	15.00%
Maximum amount of employees salary contributed to plan		₨ 150,000,000,000
Bhavishya Kalyan Yojana [Member]
Disclosure of summary of significant accounting policies [line items]
Percentage of salary drawn eligible for monthly payments	50.00%	50.00%
Product development costs [Member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Product development cost, amortization period	24 months	24 months
Product development costs [Member] | Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Product development cost, amortization period	120 months	120 months